UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:     September 30, 2008
                                                   --------------------------

Check here if Amendment [   ];               Amendment Number:
                                                              ---------------
     This Amendment (Check only one.):  [   ] is a restatement.
                                        [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:         Hawkeye Capital Management LLC
              ---------------------------------------
Address:      800 Third Avenue, 9th Floor
              ---------------------------------------
              New York, NY 10022
              ---------------------------------------

Form 13F File Number: 028-
                      -------------------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:          Richard Rubin
               ------------------------------

Title:         Managing Member
               ------------------------------

Phone:         (212) 265-0565
               ------------------------------

Signature, Place, and Date of Signing:

          /s/Richard Rubin     New York, NY     November 14, 2008
          ----------------     ------------     ------------------

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Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]     13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]     13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

Report Summary:

Number of Other Included Managers:        0
                                          ---------------

Form 13F Information Table Entry Total:   11
                                          ---------------

Form 13F Information Table Value Total:   91,324
                                          ---------------
                                            (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.               Name
------            ----------------------


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



                  TITLE OF             VALUE        SHARES /                       INESTMENT    OTHER
SECURITY           CLASS      CUSIP    (X$1,000)    PRN AMT   SH / PRN  PUT/ CALL  DISCRETION  MANAGERS      VOTING AUTHORITY
----------------  --------  ---------  ----------  ---------  --------  ---------  ----------  -------- -------------------------
                                                                                                           SOLE     SHARED  NONE
                                                                                                        ----------  ------  -----
                   COM
BELO CORP          SER A    080555105      588.00     98,721     SH                  SOLE                  98,721
----------------  --------  ---------  ----------  ---------  --------             ----------           ----------
BOOKS A MILLION    COM      098570104    1,157.00    231,410     SH                  SOLE                 231,410
----------------  --------  ---------  ----------  ---------  --------             ----------           ----------
CUMULUS MEDIA INC  CL A     231082108   14,340.00  3,366,259     SH                  SOLE               3,366,259
----------------  --------  ---------  ----------  ---------  --------             ----------           ----------
DANA HOLDING CORP  COM      235825205    1,455.00    300,705     SH                  SOLE                 300,705
----------------  --------  ---------  ----------  ---------  --------             ----------           ----------
                   COM
GENTEK INC         NEW      37245X203   23,045.00    896,359     SH                  SOLE                 896,359
----------------  --------  ---------  ----------  ---------  --------             ----------           ----------
KAPSTONE PAPER &
PACKAGING          COM      48562P103   14,320.00  2,255,052     SH                  SOLE               2,255,052
----------------  --------  ---------  ----------  ---------  --------             ----------           ----------
NEWS CORP          CL A     65248E104    9,994.00    833,500     SH                  SOLE                 833,500
----------------  --------  ---------  ----------  ---------  --------             ----------           ----------
                   COM
OWENS ILL INC      NEW      690768403   15,141.00    515,000     SH                  SOLE                 515,000
----------------  --------  ---------  ----------  ---------  --------             ----------           ----------
                   REAL
PROSHARES TR       EST PRO  74347R552    7,699.00    100,000     SH                  SOLE                 100,000
----------------  --------  ---------  ----------  ---------  --------             ----------           ----------
RENAISSANCE        *W EXP
ACQUISITION        01/28    75966C115       68.00    975,000     SH                  SOLE                 975,000
----------------  --------  ---------  ----------  ---------  --------             ----------           ----------
RENAISSANCE
ACQUISITION        COM     75966C305     3,517.00    633,700     SH                  SOLE                 633,700
----------------  --------  ---------  ----------  ---------  --------             ----------           ----------

